Document and Entity Information	Mar. 12, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 12, 2026
Entity Registrant Name	ASSOCIATED BANC-CORP
Entity Incorporation State Country Code	WI
Entity File Number	001-31343
Entity Tax Identification Number	39-1098068
Entity Address Address Line 1	433 Main Street
Entity Address City Or Town	Green Bay
Entity Address State Or Province	WI
Entity Address Postal Zip Code	54301
City Area Code	920
Local Phone Number	491-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000007789
Amendment Flag	false
Common stock, par value $0.01 per share [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ASB
Security Exchange Name	NYSE
Depositary Shrs, each representing 1/40th intrst in a shr of 5.875% Non-Cum. Perp Pref Stock, Srs E [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shrs, each representing 1/40th intrst in a shr of 5.875% Non-Cum. Perp Pref Stock, Srs E
Trading Symbol	ASB PrE
Security Exchange Name	NYSE
Depositary Shrs, each representing 1/40th intrst in a shr of 5.625% Non-Cum. Perp Pref Stock, Srs F [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shrs, each representing 1/40th intrst in a shr of 5.625% Non-Cum. Perp Pref Stock, Srs F
Trading Symbol	ASB PrF
Security Exchange Name	NYSE
6.625% Fixed-Rate Reset Subordinated Notes due 2033 [Member]
Entity Information [Line Items]
Security 12b Title	6.625% Fixed-Rate Reset Subordinated Notes due 2033
Trading Symbol	ASBA
Security Exchange Name	NYSE